Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 29,173	$ 32,436	$ 27,854